Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net Income	$ 19,788	$ 16,039	$ 30,550
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	16,682	17,403	16,954
Employee retirement benefits	(284)	(2,657)	440
Deferred income taxes	1,232	389	(14,463)
Provision for uncollectible accounts	1,588	980	1,167
Equity in losses of unconsolidated businesses, net of dividends received	74	231	117
Net loss (gain) on sale of divested businesses	94	0	(1,774)
Media goodwill impairment	186	4,591	0
Changes in current assets and liabilities, net of effects from acquisition/disposition of businesses:
Accounts receivable	(1,471)	(2,667)	(5,674)
Inventories	(76)	(324)	168
Prepaid expenses and other	(2,807)	37	27
Accounts payable and accrued liabilities and Other current liabilities	(2,359)	1,777	(459)
Discretionary employee benefits contributions	(300)	(1,679)	(3,411)
Other, net	3,399	219	676
Net cash provided by operating activities	35,746	34,339	24,318
Cash Flows from Investing Activities
Capital expenditures (including capitalized software)	(17,939)	(16,658)	(17,247)
Acquisitions of businesses, net of cash acquired	(29)	(230)	(5,880)
Acquisitions of wireless licenses	(898)	(1,429)	(583)
Proceeds from dispositions of businesses	28	0	3,614
Other, net	1,257	383	1,640
Net cash used in investing activities	(17,581)	(17,934)	(18,456)
Cash Flows from Financing Activities
Proceeds from long-term borrowings	10,079	5,967	27,707
Proceeds from asset-backed long-term borrowings	8,576	4,810	4,290
Repayments of long-term borrowings and finance lease obligations	(17,584)	(10,923)	(23,837)
Repayments of asset-backed long-term borrowings	(6,302)	(3,635)	(400)
Dividends paid	(10,016)	(9,772)	(9,472)
Other, net	(2,917)	(1,824)	(4,439)
Net cash used in financing activities	(18,164)	(15,377)	(6,151)
Increase (decrease) in cash, cash equivalents and restricted cash	1	1,028	(289)
Cash, cash equivalents and restricted cash, beginning of period	3,916	2,888	3,177
Cash, cash equivalents and restricted cash, end of period	$ 3,917	$ 3,916	$ 2,888